The Company - Schedule of Reclassified Unamortized Debt Issuance Costs Associated with Our Secured Convertible Notes (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred financing fees			$ 983,857
Prepaid Expenses - Related Party	$ 300,838	339,931
Note payable	$ 5,327,210	5,082,752	$ 3,645,194
As Presented [Member]
Deferred financing fees		873,274
Prepaid Expenses - Related Party
Note payable		5,616,095
Reclassification [Member]
Deferred financing fees		(873,274)
Prepaid Expenses - Related Party		339,931
Note payable		$ (533,343)